STAPLED UNITHOLDERS' EQUITY - Trust's unit-based compensation expense (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Unit-based Compensation
Unit-based compensation expense		$ 12,442	$ 8,116
Total fair value remeasurement expense		6,053	2,089
Director/Trustee Deferred Share Unit Plan
Unit-based Compensation
Unit-based compensation expense	[1]	3,693	1,918
Total fair value remeasurement expense		2,275	728
Executive Deferred Stapled Unit Plan
Unit-based Compensation
Unit-based compensation expense		8,749	6,198
Restricted Stapled Units Plan For Exceutive And Employees
Unit-based Compensation
Total fair value remeasurement expense		$ 3,778	$ 1,361

[1]	In respect of fees mandated and elected to be taken as DSUs.